Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 1,857,507		R$ 927,668	R$ 2,899,060	R$ 1,829,097
Financial investments	67,499,403		66,434,546
Compulsory reserve	4,271,581		4,761,404
Derivatives financial instruments	4,924		58,470
Categories of financial liabilities [abstract]
Payables To Third Parties	10,893,747		11,642,218
Checking accounts	12,243,699		12,030,573
Obligations to FIDC quota holders	1,171,463		1,151,384
Dividends to be paid		R$ 184,686
Banking Issuances	28,427,994		24,089,234	R$ 16,188,440
Borrowings	2,436,846		4,521,503
Derivative financial instruments	123,951		69,969
Quoted prices in active markets (Level 1)
Categories of financial assets [abstract]
Cash and cash equivalents	0		27,730
Financial investments	195,565		124,945
Compulsory reserve	4,271,581		4,761,404
Accounts receivable	0		0
Derivatives financial instruments	0		0
Loans and advances	0		0
Other receivables	0		0
Judicial deposits	0		0
Receivables from related parties	0		0
Categories of financial liabilities [abstract]
Payables To Third Parties	0		0
Checking accounts	0		0
Obligations to FIDC quota holders	0		0
Trade payables	0		0
Payables to related parties	0		0
Dividends to be paid	0
Banking Issuances	0		0
Borrowings	0		0
Derivative financial instruments	0		0
Deferred revenue	0		0
Other liabilities	0		0
Significant observable inputs (Level 2)
Categories of financial assets [abstract]
Cash and cash equivalents	1,857,507		899,938
Financial investments	394,403		362,979
Compulsory reserve	0		0
Accounts receivable	56,061,414		56,650,480
Derivatives financial instruments	4,206,368		58,470
Loans and advances	4,924		3,152,793
Other receivables	365,465		284,367
Judicial deposits	116,220		79,591
Receivables from related parties	25,902		31,849
Categories of financial liabilities [abstract]
Payables To Third Parties	10,893,747		11,642,218
Checking accounts	12,243,699		12,030,573
Obligations to FIDC quota holders	1,171,463		1,151,384
Trade payables	606,743		663,229
Payables to related parties	780,398		1,131,246
Dividends to be paid	184,686
Banking Issuances	28,427,994		24,089,234
Borrowings	2,436,846		69,969
Derivative financial instruments	123,951		4,521,503
Deferred revenue	109,980		145,428
Other liabilities	106,693		198,734
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Cash and cash equivalents	0		0
Financial investments	0		0
Compulsory reserve	0		0
Accounts receivable	0		0
Derivatives financial instruments	0		0
Loans and advances	0		0
Other receivables	0		0
Judicial deposits	0		0
Receivables from related parties	0		0
Categories of financial liabilities [abstract]
Payables To Third Parties	0		0
Checking accounts	0		0
Obligations to FIDC quota holders	0		0
Trade payables	0		0
Payables to related parties	0		0
Dividends to be paid	0
Banking Issuances	0		0
Borrowings	0		0
Derivative financial instruments	0		0
Deferred revenue	0		0
Other liabilities	R$ 0		R$ 0